LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Performance of Modified Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Financing Receivable, Modified [Line Items]
Amortized Cost	$ 2,236,670	$ 1,680,667	$ 986,456
30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	504,857	451,953	375,802
90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	83,881	58,824	47,974
Commercial | CRE | Current
Financing Receivable, Modified [Line Items]
Amortized Cost	1,012,890	595,370	156,412
Commercial | CRE | 30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	13,454	36,731	12,727
Commercial | CRE | 90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	37,298	5,903	7,144
Commercial | C&I loans | Current
Financing Receivable, Modified [Line Items]
Amortized Cost	52,507	116,850	71,327
Commercial | C&I loans | 30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	2,145	7,060	4,196
Commercial | C&I loans | 90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	429	16,887	191
Commercial | Multifamily loans | Current
Financing Receivable, Modified [Line Items]
Amortized Cost	280,786	67,513	24,527
Commercial | Multifamily loans | 30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	32,140	19,930	0
Commercial | Multifamily loans | 90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	0	0	8,536
Commercial | Other commercial | Current
Financing Receivable, Modified [Line Items]
Amortized Cost	671	150	348
Commercial | Other commercial | 30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	0	68	0
Commercial | Other commercial | 90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	0	0	0
Consumer | Residential mortgages | Current
Financing Receivable, Modified [Line Items]
Amortized Cost	3,792	2,532	3,879
Consumer | Residential mortgages | 30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	600	216	151
Consumer | Residential mortgages | 90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	0	197	507
Consumer | Home equity loans and lines of credit | Current
Financing Receivable, Modified [Line Items]
Amortized Cost	1,983	4,010	5,211
Consumer | Home equity loans and lines of credit | 30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	153	581	333
Consumer | Home equity loans and lines of credit | 90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	615	716	186
Consumer | RICs and auto loans | Current
Financing Receivable, Modified [Line Items]
Amortized Cost	884,041	894,242	724,752
Consumer | RICs and auto loans | 30-89 DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	456,365	387,367	358,395
Consumer | RICs and auto loans | 90+ DPD
Financing Receivable, Modified [Line Items]
Amortized Cost	$ 45,539	$ 35,121	$ 31,410